Risk Management (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Energy Commodity Price Risk Management
Gain (loss) recognized in current period related to crude oil and natural gas hedges	$ 5.2	$ 5.3
Accumulated other comprehensive loss	3.3	(186.4)	(394.8)
Amount included in accumulated other comprehensive income associated with energy commodity price risk management activities	40.9	307.1
Amount of unrealized loss associated with energy commodity price risk management expected to be reclassified to earnings in next twelve months.	45.0
Maximum length of time of exposure in commodity hedges	through December 2015
Interest Rate Risk Management
Notional amount of interest rate swap agreements	5,325	4,775
Number of additional fixed-to-variable interest rate swap agreements	4	2
Notional amount of additional interest rate swap agreements	500	250
Number of terminated fixed-to-variable interest rate swap agreements	2
Notional amount of terminated interest rate swap agreements	200
Proceeds From Early Termination Of Interest Rate Swap Agreements	73.0
Maximum length of time of exposure in interest rate hedges	through March 15 2035
Asset derivatives
Fair value of asset derivatives designated as hedging contracts	700.2	280.8
Fair value of asset derivatives not designated as hedging contracts	3.2	3.9
Total asset derivatives	703.4	284.7
Liability derivatives
Fair value of liability derivatives designated as hedging contracts	(154.8)	(448.1)
Fair value of liability derivatives not designated as hedging contracts	(4.7)	(5.6)
Total liability derivatives	(159.5)	(453.7)
Unamortized premium from early termination of interest rate swap agreements	483.4	456.5
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain recognized in income on derivative and on related hedged items	520.1	302.0
Amount of loss recognized in income on derivative and on related hedged items	(520.1)	(302.0)
Amount of gain/(loss) recognized in OCI on derivative (effective portion)	14.1	(76.1)
Amount of gain/(loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	5.2	5.3
Derivative Credit Risk [Line Items]
Interest rate swap agreements	595.5
Energy commodity derivative contracts	107.9
Gross exposure	703.4
Netting agreement impact	(62.4)
Net exposure	641.0
Margin Deposits Given To Held From Counterparties	10.1	2.4
Additional Collateral Obligations [Line Items]
Weighted average amortization period of terminated interest rate swap premiums	17.8
Credit ratings downgrade two notches to below BBB-/Baa3 (below investment grade)
Additional Collateral Obligations [Line Items]
Incremental obligations	32.3
Cumulative obligations (b)	32.3
Interest rate swap agreements [Member] | Fair Value Hedging [Member] | Interest, net-income/expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain recognized in income on derivative and on related hedged items	520.1	302.0
Amount of loss recognized in income on derivative and on related hedged items	(520.1)	(302.0)
Energy commodity derivative contracts [Member] | Gas purchases and other costs of sales [Member]
Energy Commodity Price Risk Management
Gain (loss) recognized in current period related to crude oil and natural gas hedges	(0.2)	2.3
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	(0.2)	2.3
Energy commodity derivative contracts [Member] | Cash Flow Hedging [Member] | Other comprehensive income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in OCI on derivative (effective portion)	14.1	(76.1)
Energy commodity derivative contracts [Member] | Cash Flow Hedging [Member] | Revenues-natural gas sales [Member]
Energy Commodity Price Risk Management
Reclassified gain (loss) from accumulated OCI into earnings	3.3	8.2
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) reclassified from Accumulated OCI into income (effective portion)	3.3	8.2
Energy commodity derivative contracts [Member] | Cash Flow Hedging [Member] | Revenues-product sales and other [Member]
Energy Commodity Price Risk Management
Gain (loss) recognized in current period related to crude oil and natural gas hedges	5.2	5.3
Reclassified gain (loss) from accumulated OCI into earnings	(269.3)	(211.3)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) reclassified from Accumulated OCI into income (effective portion)	(269.3)	(211.3)
Amount of gain/(loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	5.2	5.3
Energy commodity derivative contracts [Member] | Cash Flow Hedging [Member] | Gas purchases and other costs of sales [Member]
Energy Commodity Price Risk Management
Reclassified gain (loss) from accumulated OCI into earnings	10.7	14.7
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) reclassified from Accumulated OCI into income (effective portion)	10.7	14.7
Interest rate swap agreements [Member] | Current assets [Member]
Asset derivatives
Fair value of asset derivatives designated as hedging contracts	3.0
Interest rate swap agreements [Member] | Non-current assets [Member]
Asset derivatives
Fair value of asset derivatives designated as hedging contracts	592.5	217.6
Interest rate swap agreements [Member] | Non-current liabilities [Member]
Liability derivatives
Fair value of liability derivatives designated as hedging contracts		(69.2)
Energy commodity derivative contracts [Member]
Asset derivatives
Fair value of asset derivatives designated as hedging contracts	104.7	63.2
Fair value of asset derivatives not designated as hedging contracts	3.2	3.9
Liability derivatives
Fair value of liability derivatives designated as hedging contracts	(154.8)	(378.9)
Fair value of liability derivatives not designated as hedging contracts	(4.7)	(5.6)
Energy commodity derivative contracts [Member] | Current assets [Member]
Asset derivatives
Fair value of asset derivatives designated as hedging contracts	65.3	20.1
Fair value of asset derivatives not designated as hedging contracts	3.1	3.9
Energy commodity derivative contracts [Member] | Non-current assets [Member]
Asset derivatives
Fair value of asset derivatives designated as hedging contracts	39.4	43.1
Fair value of asset derivatives not designated as hedging contracts	0.1
Energy commodity derivative contracts [Member] | Current liabilities [Member]
Liability derivatives
Fair value of liability derivatives designated as hedging contracts	(116.3)	(275.9)
Fair value of liability derivatives not designated as hedging contracts	(4.5)	(5.6)
Energy commodity derivative contracts [Member] | Non-current liabilities [Member]
Liability derivatives
Fair value of liability derivatives designated as hedging contracts	(38.5)	(103.0)
Fair value of liability derivatives not designated as hedging contracts	$ (0.2)
Crude oil [Member]
Derivative [Line Items]
Net open position long/(short)	(20,900,000.0)
Natural gas fixed price [Member]
Derivative [Line Items]
Net open position long/(short)	(11.4)
Natural gas basis designated as hedge [Member]
Derivative [Line Items]
Net open position long/(short)	(11.4)
Natural gas basis not designated as hedge [Member]
Derivative [Line Items]
Net open position long/(short)	13.5